UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
August 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--105.8%	Rate (%)		Date	Amount ($)	Value ($)

California--102.6%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)		1.75	9/7/08	16,200,000 a	16,200,000
Alameda County Industrial
Development Authority, Revenue
(Heat and Control Inc.
Project) (LOC; Comerica Bank)		1.95	9/7/08	4,700,000 a	4,700,000
Alameda County Industrial
Development Authority, Revenue
(Malmberg Engineering, Inc.
Project) (LOC; Comerica Bank)		1.99	9/7/08	2,260,000 a	2,260,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)		1.90	9/7/08	2,340,000 a	2,340,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc.
Project) (LOC; Wells Fargo
Bank)		2.00	9/7/08	2,175,000 a	2,175,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California
State Teachers Retirement
System)		2.20	9/7/08	2,960,000 a	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the
West)		1.94	9/7/08	3,120,000 a	3,120,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo
Bank)		2.00	9/7/08	2,235,000 a	2,235,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC; Comerica
Bank)		1.90	9/7/08	2,675,000 a	2,675,000
Alameda County Industrial
Development Authority, Revenue
(United Manufacturing

Assembly, Inc. Project) (LOC;
Wells Fargo Bank)	1.90	9/7/08	2,000,000 a	2,000,000
Alameda County Industrial
Development Authority, Revenue
(Wood Tech, Inc. Project)
(LOC; Wells Fargo Bank)	2.00	9/7/08	2,225,000 a	2,225,000
California,
CP (Liquidity Facility:
Bayerische Landesbank,
California Public Employees
Retirement System, California
State Teachers Retirement
System, Calyon NA, DEPFA Bank
PLC, Dexia Credit Locale,
Landesbank Hessen-Thuringen
Girozentrale, Royal Bank of Canada
and Wells Fargo Bank)	1.55	9/3/08	33,000,000	33,000,000
California,
CP (Liquidity Facility:
Bayerische Landesbank,
California Public Employees
Retirement System, California
State Teachers Retirement
System, Calyon NA, DEPFA Bank
PLC, Dexia Credit Locale,
Landesbank Hessen-Thuringen
Girozentrale, Royal Bank of Canada
and Wells Fargo Bank)	1.60	9/9/08	33,000,000	33,000,000
California,
CP (Liquidity Facility:
Bayerische Landesbank,
California Public Employees
Retirement System, California
State Teachers Retirement
System, Calyon NA, DEPFA Bank
PLC, Dexia Credit Locale,
Landesbank Hessen-Thuringen
Girozentrale, Royal Bank of Canada
and Wells Fargo Bank)	1.51	10/7/08	25,000,000	25,000,000
California,
CP (Liquidity Facility:
Bayerische Landesbank,
California State Teachers
Retirement System, Calyon NA,
DEPFA Bank PLC, Dexia Credit
Locale, Landesbank
Hessen-Thuringen Girozentrale,
Royal Bank of Canada and Wells
Fargo Bank)	1.55	9/2/08	33,000,000	33,000,000
California,
Economic Recovery Bonds	5.00	1/1/09	5,200,000	5,250,395
California,
Economic Recovery Bonds	5.00	7/1/09	4,100,000	4,211,275

California,
Economic Recovery Bonds	5.00	7/1/09	21,610,000	22,209,006
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	1.55	9/7/08	19,000,000 a	19,000,000
California,
GO Notes (Various Purpose)	5.00	2/1/09	2,200,000	2,229,397
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)	2.10	9/1/08	25,300,000 a	25,300,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Citibank NA)	2.40	9/1/08	39,900,000 a	39,900,000
California Department of Water
Resources, Power Supply
Revenue (LOC; State Street
Bank and Trust Co.)	2.25	9/1/08	4,650,000 a	4,650,000
California Economic Development
Financing Authority, IDR
(Scientific Specialties
Project) (LOC; Bank of America)	1.90	9/7/08	1,105,000 a	1,105,000
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	1.95	9/7/08	2,040,000 a	2,040,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of
America)	2.25	9/1/08	10,300,000 a	10,300,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (U.S. Bank NA)	2.04	9/7/08	7,300,000 a	7,300,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	2.04	9/7/08	10,000,000 a	10,000,000
California Housing Finance Agency,
MFHR (Liquidity Facility:
California State Teachers
Retirement System and
Landesbank Hessen-Thuringen
Girozentrale)	2.45	9/1/08	3,365,000 a	3,365,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	2.04	9/7/08	1,500,000 a	1,500,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	2.04	9/7/08	1,697,050 a	1,697,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins Inc.

Project) (LOC; M&T Bank)	1.95	9/7/08	3,750,000 a	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Murrietta Circuits Project)
(LOC; Comerica Bank)	1.95	9/7/08	3,720,000 a	3,720,000
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Comerica Bank)	2.04	9/7/08	1,650,000 a	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials Inc.
Project) (LOC; California
State Teachers Retirement
System)	2.05	9/7/08	2,435,000 a	2,435,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	2.25	9/1/08	17,200,000 a	17,200,000
California Infrastructure and
Economic Development Bank,
Revenue (The RAND Corporation)
(LOC; Bank of America)	1.70	9/7/08	5,100,000 a	5,100,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Inc. Project)
(LOC; Bank of The West)	1.88	9/7/08	6,035,000 a	6,035,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One N.A.)	2.10	9/1/08	17,600,000 a	17,600,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	2.10	9/1/08	33,000,000 a	33,000,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; Key Bank)	1.85	9/7/08	2,780,000 a	2,780,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	5,310,000 a	5,310,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank of
California)	1.90	9/7/08	7,170,000 a	7,170,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries Inc.

Project) (LOC; U.S. Bank NA)	1.83	9/7/08	450,000 a	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	925,000 a	925,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	1.88	9/7/08	3,395,000 a	3,395,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	1.88	9/7/08	7,840,000 a	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	1.88	9/7/08	18,310,000 a	18,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank of
California)	1.88	9/7/08	4,485,000 a	4,485,000
California Pollution Control
Financing Authority, SWDR
(Evergreen Distributors, Inc.
Project) (LOC; California
State Teachers Retirement
System)	1.90	9/7/08	1,430,000 a	1,430,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	7,435,000 a	7,435,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc
Project) (LOC; Comerica Bank)	1.90	9/7/08	6,035,000 a	6,035,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	520,000 a	520,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	12,300,000 a	12,300,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	1.85	9/7/08	1,120,000 a	1,120,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	1.85	9/7/08	1,400,000 a	1,400,000
California Pollution Control
Financing Authority, SWDR

(Marin Sanitary Service
Project) (LOC; Comerica Bank)	1.90	9/7/08	7,425,000 a	7,425,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	1.90	9/7/08	3,560,000 a	3,560,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	1.90	9/7/08	4,355,000 a	4,355,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	1.90	9/7/08	1,435,000 a	1,435,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	1.90	9/7/08	8,415,000 a	8,415,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	1,265,000 a	1,265,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	1.90	9/7/08	13,905,000 a	13,905,000
California Pollution Control
Financing Authority, SWDR
(Ratto Group Company Project)
(LOC; Comerica Bank)	1.90	9/7/08	15,000,000 a	15,000,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank of
California)	1.90	9/7/08	2,345,000 a	2,345,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank of
California)	1.90	9/7/08	3,870,000 a	3,870,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Comerica
Bank)	1.90	9/7/08	3,800,000 a	3,800,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	1.90	9/7/08	185,000 a	185,000
California Pollution Control
Financing Authority, SWDR

(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	5,491,000 a	5,491,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	5,400,000 a	5,400,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	1.90	9/7/08	2,920,000 a	2,920,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank of California)	1.90	9/7/08	5,200,000 a	5,200,000
California Pollution Control
Financing Authority, SWDR
(Yulupa Investments, LLC
Project) (LOC; Union Bank of
California)	1.90	9/7/08	5,000,000 a	5,000,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (LOC; U.S.
Bank NA)	3.00	7/6/09	26,400,000	26,696,899
California State University
Trustees, Systemwide Revenue
(Liquidity Facility; Morgan
Stanley Bank and LOC; Morgan
Stanley Bank)	2.04	9/7/08	6,825,000 a,b	6,825,000
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the
West)	2.15	9/7/08	3,700,000 a	3,700,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	2.88	9/7/08	3,700,000 a	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	2.90	9/7/08	4,600,000 a	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	2.90	9/7/08	3,385,000 a	3,385,000
California Statewide Communities
Development Authority, Revenue
(Adventist Health System/West)
(Insured; Assured Guaranty and
Liquidity Facility; Wells
Fargo Bank)	1.90	9/7/08	10,500,000 a	10,500,000
California Statewide Communities

Development Authority, Revenue
(Childrens Hospital Los
Angeles) (LOC; Bank of America)	2.15	9/1/08	13,200,000 a	13,200,000
California Statewide Communities
Development Authority,
Revenue, Refunding (Retirement
Housing Foundation Obligated
Group) (LOC; KBC Bank)	1.60	9/7/08	8,000,000 a	8,000,000
Commerce Joint Powers Financing
Authority, IDR (Precision Wire
Products, Inc. Project) (LOC;
Bank of America)	1.90	9/7/08	1,215,000 a	1,215,000
Contra Costa County,
COP (Concord Healthcare Center
Inc.) (LOC; Bank of America)	2.02	9/7/08	1,445,000 a	1,445,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	1.97	9/7/08	17,060,000 a,b	17,060,000
East Bay Regional Park District,
GO Notes, Refunding	5.00	9/1/08	1,070,000	1,070,000
FHLMC Multifamily Certificates
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.19	9/7/08	10,847,222 a,b,d	10,847,222
FHLMC Multifamily Certificates
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.19	9/7/08	27,941,399 a,b,d	27,941,399
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	2.04	9/7/08	2,500,000 a,b	2,500,000
Goleta Union School District,
GO Notes, TRAN	3.00	6/30/09	5,000,000	5,054,094
Kern County Board of Education,
TRAN	2.00	9/8/09	2,900,000 c	2,911,948
Liberty Union High School
District, GO Notes, TRAN	3.00	7/2/09	2,500,000	2,526,600
Long Beach,
Harbor Revenue, Refunding	5.00	5/15/09	1,180,000	1,199,464
Los Angeles Community
Redevelopment Agency, MFHR
(Views at 270) (LOC; Citibank
NA)	1.99	9/7/08	1,685,000 a	1,685,000
Los Angeles County School and
Community College Districts,
COP, TRAN (Los Angeles County
Schools Pooled Financing
Program) (Insured; FSA)	3.50	6/30/09	11,500,000	11,673,077

Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel,
Inc. Project) (LOC; Comerica
Bank)	1.98	9/7/08	1,755,000 a	1,755,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Green Farms,
Inc. Project) (LOC; Comerica
Bank)	1.98	9/7/08	3,000,000 a	3,000,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California
State Teachers Retirement
System)	1.98	9/7/08	3,000,000 a	3,000,000
Los Angeles Industrial Development
Authority, IDR (Wing Hing
Noodle Company Project) (LOC;
Comerica Bank)	1.98	9/7/08	1,815,000 a	1,815,000
Los Angeles Unified School
District, GO Notes, TRAN	3.00	7/30/09	10,000,000	10,132,891
Macon Trust Various Certificates
(Irvine Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	1.85	9/7/08	18,095,000 a,b	18,095,000
Macon Trust Various Certificates
(Tustin Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	1.85	9/7/08	13,095,000 a,b	13,095,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	2.30	9/1/08	17,150,000 a	17,150,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	2.30	9/1/08	3,500,000 a	3,500,000
Metropolitan Water District of
Southern California, Water
Revenue, Refunding	3.00	7/1/09	3,000,000	3,031,952
Metropolitan Water District of
Southern California,
Waterworks GO Notes, Refunding	8.00	3/1/09	1,700,000	1,749,689
Orange County Fire Authority,
GO Notes, TRAN	3.00	6/30/09	17,000,000	17,194,370
Orange County Sanitation District,
COP, Refunding (Liquidity

Facility; Dexia Credit Locale)	2.25	9/1/08	15,755,000 a	15,755,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	2.30	9/1/08	48,000,000 a	48,000,000
Placentia,
GO Notes, TRAN	3.00	6/30/09	5,000,000	5,052,039
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	2.12	9/7/08	2,200,000 a,b	2,200,000
Puttable Floating Option Tax
Exempt Receipts (Japanese
Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	2.68	9/7/08	3,980,000 a,b	3,980,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.10	9/7/08	12,000,000 a,b	12,000,000
Riverside,
Water Revenue, Refunding
(Liquidity Facility; Bank of
America)	1.70	9/7/08	13,500,000 a	13,500,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	1.95	9/7/08	2,310,000 a	2,310,000
Riverside County Industrial
Development Authority, IDR
(Computrus, Inc. Project)
(LOC; Wells Fargo Bank)	1.91	9/7/08	1,550,000 a	1,550,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California
State Teachers Retirement
System)	1.91	9/7/08	4,275,000 a	4,275,000
Roseville,
Electric System Revenue, COP,
Refunding (LOC; Dexia Credit
Locale)	1.60	9/7/08	19,500,000 a	19,500,000
Roseville City School District,
GO Notes, TRAN	2.00	9/9/09	8,800,000 c	8,832,824

Roseville Joint Union High School
District, GO Notes, TRAN	2.00	9/9/09	8,000,000 c	8,029,840
Sacramento County Housing
Authority, MFHR (Breckenridge
Village Apartments) (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	1.99	9/7/08	7,690,000 a,b	7,690,000
Sacramento Suburban Water
District, COP, Refunding (LOC;
Allied Irish Banks)	1.54	9/7/08	3,100,000 a	3,100,000
Sacramento Suburban Water
District, COP, Refunding (LOC;
Dexia Credit Locale)	1.54	9/7/08	3,600,000 a	3,600,000
San Jose Financing Authority,
LR (Civic Center Garage
Refunding Project) (LOC: Bank
of America and California
State Teachers Retirement
System)	1.70	9/7/08	10,000,000 a	10,000,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	2.35	9/1/08	9,000,000 a	9,000,000
Santa Barbara School Districts,
GO Notes, TRAN	3.00	6/30/09	8,000,000	8,087,879
Santa Clara Unified School
District, TRAN	2.00	6/29/09	8,700,000	8,724,672
Santa Maria Joint Union High
School District, GO Notes, TRAN	3.00	6/30/09	4,000,000	4,043,276
Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; Citibank NA)	2.30	9/1/08	9,075,000 a	9,075,000
Tahoe Truckee Unified School
District, GO Notes, TRAN	2.00	9/9/09	8,100,000 c	8,130,213
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup NA and
LOC; Citigroup NA)	1.86	9/7/08	2,000,000 a,b	2,000,000
University of California Regents,
Limited Project Revenue
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	1.90	9/7/08	18,195,000 a,b	18,195,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	9/9/09	9,100,000 c	9,133,943

U.S. Related--3.2%
Puerto Rico Commonwealth,
Public Improvement GO Notes,

Refunding (LOC; UBS AG)	1.90	9/7/08	9,600,000 a	9,600,000
Puerto Rico Government Development
Bank, Senior Notes (Liquidity
Facility; Merrill Lynch Bank
and LOC; Merrill Lynch)	2.58	9/7/08	19,990,000 a,b	19,990,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	1.94	9/7/08	4,940,000 a,b	4,940,000

Total Investments (cost $1,129,462,414)			105.8%	1,129,462,414
Liabilities, Less Cash and Receivables			(5.8%)	(61,558,583)
Net Assets			100.0%	1,067,903,831

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $167,358,621 or 15.7% of net assets.
c	Purchased on a delayed delivery basis.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	1,129,462,414

Level 3 - Significant Unobservable Inputs	0

Total	1,129,462,414

Item 2.

Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Item 3. Exhibits.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)